Pension and other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Other Postretirement Benefits Tables [Abstract]
Change in benefit obligation [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$5,511	$5,145	$676	$697
Service cost	38	34	—	—
Interest cost	211	240	26	33
Actuarial (gain) loss	(311)	496	(51)	1
Benefits paid	(415)	(411)	(79)	(78)
Participants' contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	7	12
Cumulative translation adjustments	(12)	7	—	—
Benefit obligation, end of year	$5,022	$5,511	$589	$676

Change in plan assets [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$4,234	$3,914	$5	$5
Actual return on plan assets	178	474	—	—
Employer contributions	199	250	62	55
Benefits paid	(415)	(411)	(79)	(78)
Participants' contributions	—	—	10	11
Retiree Medicare drug subsidy	—	—	7	12
Cumulative translation adjustments	(12)	7	—	—
Fair value of plan assets, end of year	$4,184	$4,234	$5	$5

Funded status and amounts recognized on Consolidated Balance Sheets [Table Text Block]
	Pension Benefits		Postretirement Benefits
At December 31,	2013	2012	2013	2012
Funded status at end of year	$(838)	$(1,277)	$(584)	$(671)
Amounts recognized on the Consolidated
Balance Sheets:
Other assets	$17	$17	$—	$—
Current liabilities	(50)	(51)	(62)	(67)
Noncurrent liabilities	(805)	(1,243)	(522)	(604)
Net amounts recognized	$(838)	$(1,277)	$(584)	$(671)

Amounts recognized in accumulated other comprehensive income (loss) [Table Text Block]
	Pension Benefits		Postretirement Benefits
At December 31,	2013	2012	2013	2012
Net actuarial (loss) gain	$(1,533)	$(1,834)	$248	$213
Net prior service (cost) credit	(11)	(14)	1	2
Share of equity investee	—	(1)	—	—
	(1,544)	(1,849)	249	215
Deferred income taxes	612	731	(46)	(33)
Net amount recognized in accumulated other
comprehensive income (loss)	$(932)	$(1,118)	$203	$182

Schedule of accumulated benefit obligations in excess of fair value of plan assets [Table Text Block]
At December 31,	2013	2012
Projected benefit obligation	$4,890	$5,354
Accumulated benefit obligation	$4,814	$5,273
Fair value of plan assets	$4,036	$4,060

Components of net periodic benefit cost [Table Text Block]
	Pension Benefits			Postretirement Benefits
Year Ended December 31,	2013	2012	2011	2013	2012	2011
Components of net periodic cost:
Service cost	$38	$34	$33	$—	$—	$—
Interest cost	211	240	247	26	33	38
Expected return on plan assets	(271)	(247)	(237)	—	—	—
Amortization of actuarial losses (gains)	85	70	65	(16)	(16)	(10)
Amortization of prior service cost (credit)	1	1	1	(1)	(1)	(1)
Net periodic cost	$64	$98	$109	$9	$16	$27

Schedule of amounts recognized in other comprehensive income (loss) [Table Text Block]
	Pension	Postretirement
Year Ended December 31, 2013	Benefits	Benefits
Other comprehensive income (loss):
Actuarial gains	$218	$51
Amortization of actuarial losses (gains) (a)	85	(16)
Amortization of prior service cost (credit) (a)	1	(1)
Share of equity investee	1	—
	305	34
Deferred income taxes	(119)	(13)
Recognized in other comprehensive income, net of tax	$186	$21

  Reflects amounts reclassified from accumulated other comprehensive income (loss) to net earnings.

Weighted average assumptions used to determine benefit obligations and net periodic cost [Table Text Block]
	Pension		Postretirement
	Benefits		Benefits
	2013	2012	2013	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.8%	4.0%	4.5%	4.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.0%	4.9%	4.0%	4.9%
Expected long-term return on plan assets	6.5%	6.6%	2.0%	2.0%
Rate of compensation increase	3.0%	3.0%	N/A	N/A

N/A - not applicable

Assumptions regarding heath care cost trend rates for postretirement benefits [Table Text Block]
	2013	2012
Projected health care cost trend rate for participants of age 65 and below	7.5%	8.0%
Projected health care cost trend rate for participants above age 65	7.5%	8.0%
Ultimate trend rate	5.0%	5.0%
Year ultimate trend rate is achieved for participants of age 65 and below	2019	2019
Year ultimate trend rate is achieved for participants above 65	2019	2019

Impact of one percentage point change in assumed health care cost trend rates [Table Text Block]
	One Percentage	One Percentage
	Point Increase	Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on the accumulated postretirement benefit obligation	$12	$(11)

Pension plan assets categorized according to the FASB three-level fair value hierarchy [Table Text Block]
At December 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$8	$55	$—	$63
Fixed income securities:
U.S. treasury securities	133	—	—	133
Government related securities	44	234	—	278
Corporate bonds (b)	—	2,373	—	2,373
Mortgage-backed and asset-backed securities	—	128	4	132
Equity securities: (c)
U.S. large capitalization	345	355	—	700
U.S. small capitalization	98	3	—	101
International equity (d)	—	291	—	291
Limited partnerships	—	—	55	55
Other	—	58	—	58
Total assets	$628	$3,497	$59	$4,184

At December 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (a)	$25	$144	$—	$169
Fixed income securities:
U.S. treasury securities	102	—	—	102
Government related securities	56	353	—	409
Corporate bonds (b)	—	2,360	—	2,360
Mortgage-backed and asset-backed securities	—	176	4	180
Equity securities: (c)
U.S. large capitalization	264	330	—	594
U.S. small capitalization	69	6	—	75
International equity (d)	5	281	—	286
Limited partnerships	—	—	52	52
Other	—	7	—	7
Total assets	$521	$3,657	$56	$4,234

  Assets categorized as Level 2 reflect investments in money market funds.

  Securities of diverse industries, substantially all investment grade.

  Assets categorized as Level 2 reflect investments in common collective funds.

  Includes investments in emerging market funds of $59 million in 2013 and 2012.

Changes in the fair value of Level 3 assets [Table Text Block]
		Mortgage-
	Limited	backed
	Partnerships	Securities	Total
At January 1, 2012	$75	$5	$80
Actual return related to investments held at end of year	6	—	6
Distributions	(29)	(1)	(30)
At December 31, 2012	52	4	56
Actual return related to investments held at end of year	4	—	4
Distributions	(1)	—	(1)
At December 31, 2013	$55	$4	$59

Estimated future benefit payments [Table Text Block]
	2014	2015	2016	2017	2018	2019-2023
Pension	$407	$399	$387	$380	$371	$1,714
Postretirement	$72	$71	$68	$66	$63	$266
Retiree Medicare drug subsidy	$10	$10	$10	$10	$10	$44

Multiemployer pension plans [Table Text Block]
							Expiration
	Employer	Pension					Date of
	Identification	Protection Act					Collective-
	Number/Pension	Zone Status (a)		Company Contributions			Bargaining
Pension Plan	Plan Number	2013	2012	2013	2012	2011	Agreement
AFTRA Retirement Plan (b)	13-6414972-001	Green	Green	$7	$7	$7	(c)
Directors Guild of America - Producer	51-0137697-001	Green	Green	5	4	4	6/30/2017
Producer-Writers Guild of America	95-2216351-001	Green	Green	8	8	6	5/1/2014
Screen Actors Guild - Producers	95-2110997-001	Green	Green	7	6	6	6/30/2014
Motion Picture Industry	95-1810805-001	Green	Green	7	7	8	(d)
Other Plans				8	6	5
		Total contributions		$42	$38	$36

  The Zone status for each individual plan listed was certified by each plan's actuary as of the beginning of the plan years for 2013 and 2012. The plan year is the twelve months ending December 31 for each plan listed above except AFTRA Retirement Plan which has a plan year ending November 30.

  The Company was listed in AFTRA Retirement Plan's Form 5500 as providing more than 5% of total contributions for the plan year ended November 30, 2012.

  The expiration dates range from June 30, 2014 through November 15, 2014.

  The expiration dates range from May 15, 2015 through March 2, 2016.